ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

(in millions)	June 30, 2020	December 31, 2019
Inventory-related accruals	$536.4	$1,103.2
Inventory intermediation agreements	228.7	278.1
Renewable energy credit and emissions obligations	203.1	17.7
Excise and sales tax payable	120.9	98.4
Accrued transportation costs	80.8	88.7
Accrued refinery maintenance and support costs	48.0	16.9
Accrued interest	40.8	6.8
Accrued utilities	39.1	40.1
Accrued salaries and benefits	32.0	77.4
Environmental liabilities	13.2	12.3
Current finance lease liabilities	12.8	6.5
Accrued capital expenditures	10.6	31.0
Customer deposits	8.0	1.8
Other	51.9	12.5

Total accrued expenses	$1,426.3	$1,791.4

Accrued expenses consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Inventory-related accruals	$1,103.2	$846.3
Inventory intermediation agreements	278.1	249.4
Excise and sales tax payable	98.4	149.4
Accrued transportation costs	88.7	53.6
Accrued salaries and benefits	77.4	89.3
Accrued utilities	40.1	49.8
Accrued capital expenditures	31.0	59.9
Renewable energy credit and emissions obligations	17.7	27.1
Accrued refinery maintenance and support costs	16.9	19.0
Environmental liabilities	12.3	6.5
Accrued interest	6.8	6.8
Current finance lease liabilities	6.5	—
Customer deposits	1.8	5.6
Other	12.5	16.3

Total accrued expenses	$1,791.4	$1,579.0